Note F - Goodwill and Intangible Assets - Goodwill (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Beginning of year	$ 1,267
Acquired goodwill	6,534
Impairment	0
End of year	$ 7,801